
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-0005

                        LORD ABBETT AFFILIATED FUND, INC.
                        ---------------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end:  10/31
                          -----
Date of reporting period:  4/30/04
                           -------

ITEM 1:        REPORT TO SHAREHOLDERS.

LORD ABBETT

[LORD ABBETT LOGO]

SEMI-ANNUAL REPORT 2004

LORD ABBETT AFFILIATED FUND


FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT AFFILIATED FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Affiliated Fund's strategies and performance for the period ended April 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: Favorable economic news and strong U.S. equity returns during November and December brought 2003 to a positive close. Manufacturing, inventory investment and capital spending all showed signs of improvement. Unemployment reports were also encouraging, as inflation and interest rates remained steady through year-end. As a result of the tax bill and a positive macroeconomic environment, capital spending increased, particularly in technology.

     This economic growth continued into the beginning of 2004 largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

     In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher both months (March 0.5%, April 0.7%) driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2004?

A: For the six-month period ended April 30, 2004, the Fund returned 7.5%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 1000(R) Value Index,(1) which returned 8.2% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment

--------------------------------------------------------------------------------

of all distributions are 1 Year: 18.55%; 5 Years: 2.37% and 10 Years: 11.64%.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Stock selection within the financial services, producer durables and technology sectors were the greatest positive contributors to performance. In the technology sector, the portfolio's largest holding benefited from a management change and the announcement of a successful spin-off of a product line that was not a part of the company's core business.

     Detracting from the Fund's performance was its stock selection in the auto and transportation sector. Also detracting from performance was stock selection within the materials and processing sector, as price declines in the commodity markets negatively impacted the portfolio's holdings in gold stocks.

     The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

(1) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of April 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2004

                                                                           VALUE
INVESTMENTS                                             SHARES             (000)
--------------------------------------------------------------------------------
COMMON STOCKS 94.27%

AEROSPACE & DEFENSE 0.07%
Honeywell
International, Inc.                                    352,790   $        12,199
                                                                 ---------------

AIRLINES 0.36%
AMR Corp.*^                                          3,517,482            39,923
Delta Air Lines, Inc.^(b)                            3,367,050            20,943
                                                                 ---------------
TOTAL                                                                     60,866
                                                                 ---------------

BEVERAGES 2.12%
Diageo plc ADR^                                        759,100            41,371
PepsiCo, Inc.                                        5,761,715           313,956
                                                                 ---------------
TOTAL                                                                    355,327
                                                                 ---------------

CHEMICALS 3.18%
E.I. du Pont de
Nemours & Co.                                        2,372,200           101,886
Monsanto Co.                                         2,931,509           101,401
Potash Corp. of
Saskatchewan(a)                                      1,029,850            83,891
Praxair, Inc.                                        4,192,700           153,243
Rohm & Haas Co.                                      2,401,770            93,141
                                                                 ---------------
TOTAL                                                                    533,562
                                                                 ---------------

COMMERCIAL BANKS 8.73%
Bank of America Corp.                                2,210,688           177,938
Bank of New York
Co., Inc.                                            6,088,315           177,414
Bank One Corp.                                       7,575,470           374,001
Mellon Financial Corp.                               7,640,460           226,463
U.S. Bancorp                                         4,603,990           118,046
Wachovia Corp.                                       4,767,815           218,128
Wells Fargo & Co.                                    3,036,205           171,424
                                                                 ---------------
TOTAL                                                                  1,463,414
                                                                 ---------------

COMMERCIAL SERVICES & SUPPLIES 0.85%
Waste
Management, Inc.                                     5,037,275           143,059
                                                                 ---------------

COMMUNICATIONS EQUIPMENT 3.47%
Corning, Inc.*^                                      7,977,735   $        87,994
Motorola, Inc.^                                     24,142,840           440,607
Nortel Networks
Corp.*(a)                                           13,983,852            52,300
                                                                 ---------------
TOTAL                                                                    580,901
                                                                 ---------------

COMPUTERS & PERIPHERALS 3.38%
Apple
Computer, Inc.*                                     10,734,335           276,194
EMC Corp.*                                          24,595,725           274,488
International
Business
Machines Corp.                                         180,600            15,924
                                                                 ---------------
TOTAL                                                                    566,606
                                                                 ---------------

DIVERSIFIED FINANCIALS 4.19%
Citigroup, Inc.                                      7,258,500           349,061
iShares MSCI
Japan Index Fund^                                    5,028,700            50,991
J.P. Morgan
Chase & Co.^                                         2,543,570            95,638
Merrill Lynch &
Co., Inc.                                            2,967,095           160,906
The Goldman Sachs
Group, Inc.                                            465,700            44,940
                                                                 ---------------
TOTAL                                                                    701,536
                                                                 ---------------

DIVERSIFIED TELECOMMUNICATION
SERVICES 4.08%
BellSouth Corp.                                      3,259,290            84,122
Qwest Communications
Int'l., Inc.*                                       15,776,975            63,424
SBC
Communications, Inc.                                 6,900,295           171,817
Verizon
Communications, Inc.                                 9,639,600           363,799
                                                                 ---------------
TOTAL                                                                    683,162
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2004

                                                                           VALUE
INVESTMENTS                                             SHARES             (000)
--------------------------------------------------------------------------------
ELECTRIC UTILITIES 2.85%
Consolidated
Edison, Inc.^                                        1,403,900   $        57,855
Constellation Energy
Group, Inc.^                                           998,375            38,417
FPL Group, Inc.^                                     1,701,540           108,252
PG&E Corp.*                                            626,200            17,233
Progress Energy, Inc.^                               3,535,730           151,223
Public Service
Enterprise Group, Inc.^                              1,429,000            61,304
Southern Co.                                         1,489,175            42,829
                                                                 ---------------
TOTAL                                                                    477,113
                                                                 ---------------

ELECTRICAL EQUIPMENT 0.71%
Emerson Electric Co.                                 1,968,000           118,513
                                                                 ---------------

ELECTRONIC EQUIPMENT &
INSTRUMENTS 0.61%
Agilent
Technologies, Inc.*^                                 1,039,955            28,089
Solectron Corp.*^                                   15,072,535            73,856
                                                                 ---------------
TOTAL                                                                    101,945
                                                                 ---------------

ENERGY EQUIPMENT &
SERVICES 3.61%
Baker Hughes, Inc.^                                  7,325,080           268,684
GlobalSantaFe Corp.^                                 2,832,795            74,701
Schlumberger Ltd.^                                   4,482,855           262,381
                                                                 ---------------
TOTAL                                                                    605,766
                                                                 ---------------

FOOD & STAPLES RETAILING 0.87%
CVS Corp.                                            1,862,915            71,964
Kroger Co.*                                          4,213,170            73,731
                                                                 ---------------
TOTAL                                                                    145,695
                                                                 ---------------

FOOD PRODUCTS 4.18%
Archer-Daniels-
Midland Co.                                          5,269,995            92,541
General Mills, Inc.^                                 2,369,160           115,497
H.J. Heinz Co.                                       1,490,610            56,926
Kellogg Co.                                          3,411,990           146,374
Kraft Foods, Inc.
Class A                                              8,763,672           288,413
                                                                 ---------------
TOTAL                                                                    699,751
                                                                 ---------------

HEALTHCARE EQUIPMENT &
SUPPLIES 0.86%
Baxter Int'l., Inc.^                                 4,570,927   $       144,670
                                                                 ---------------

HEALTHCARE PROVIDERS &
SERVICES 1.68%
Cardinal Health, Inc.^                               2,486,615           182,145
CIGNA Corp.                                          1,527,740            98,554
                                                                 ---------------
TOTAL                                                                    280,699
                                                                 ---------------

HOUSEHOLD DURABLES 0.28%
Newell
Rubbermaid, Inc.^                                    1,965,950            46,475
                                                                 ---------------
HOUSEHOLD PRODUCTS 0.53%
Kimberly Clark Corp.                                 1,364,120            89,282
                                                                 ---------------

INDUSTRIAL CONGLOMERATES 2.53%
General Electric Co.                                 7,123,100           213,337
Tyco Int'l., Ltd.^(a)                                7,679,560           210,804
                                                                 ---------------
TOTAL                                                                    424,141
                                                                 ---------------

INSURANCE 3.09%
Allstate Corp.                                       1,471,665            67,549
American Int'l
Group, Inc.                                          5,023,100           359,905
Hartford Financial
Group, Inc.^                                         1,207,040            73,726
St. Paul Travelers
Cos., Inc.                                             400,786            16,300
                                                                 ---------------
TOTAL                                                                    517,480
                                                                 ---------------

LEISURE EQUIPMENT &
PRODUCTS 0.28%
Eastman Kodak Co.^                                   1,842,880            47,528
                                                                 ---------------

MACHINERY 5.85%
Caterpillar, Inc.^                                   1,541,600           119,829
Deere & Co.                                          6,341,374           431,467
Eaton Corp.                                          3,820,100           226,837
Illinois Tool Works, Inc.                            1,904,810           164,214
Parker Hannifin Corp.                                  686,540            37,959
                                                                 ---------------
TOTAL                                                                    980,306
                                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2004

                                                                           VALUE
INVESTMENTS                                             SHARES             (000)
--------------------------------------------------------------------------------
MEDIA 8.04%
Clear Channel
Communications, Inc.                                 4,160,210   $       172,607
Comcast Corp.*                                       9,543,148           276,656
Cox
Communications, Inc.*^                               2,968,672            97,046
The Walt Disney Co.^                                14,203,515           327,107
Time Warner, Inc.*                                   2,106,595            35,433
Tribune Co.                                          5,072,400           242,866
Viacom, Inc.                                         5,071,194           196,002
                                                                 ---------------
TOTAL                                                                  1,347,717
                                                                 ---------------

METALS & MINING 3.26%
Alcoa, Inc.                                          7,624,560           234,455
Barrick Gold Corp.^(a)                               5,116,065            98,382
Newmont Mining Corp.^                                5,711,784           213,621
                                                                 ---------------
TOTAL                                                                    546,458
                                                                 ---------------

MULTI-LINE RETAIL 1.12%
Target Corp.                                         4,344,160           188,406
                                                                 ---------------

OFFICE ELECTRONICS 1.49%
Xerox Corp.*                                        18,542,995           249,032
                                                                 ---------------

OIL & GAS 6.87%
BP plc ADR                                           2,873,800           152,024
Exxon Mobil Corp.                                   23,499,600           999,908
                                                                 ---------------
TOTAL                                                                  1,151,932
                                                                 ---------------
PAPER & FOREST PRODUCTS 2.16%
International Paper Co.                              8,149,215           328,576
Weyerhaeuser Co.^                                      558,700            33,075
                                                                 ---------------
TOTAL                                                                    361,651
                                                                 ---------------

PERSONAL PRODUCTS 0.82%
Gillette Co.                                         3,342,675           136,782
                                                                 ---------------

PHARMACEUTICALS 7.29%
Abbott Laboratories                                  3,111,700           136,977
Bristol-Myers
Squibb Co.                                           3,629,300            91,096
Merck & Co., Inc.                                    3,531,875           165,998
Novartis AG ADR                                      5,355,455           239,924
Pfizer, Inc.                                         1,880,800   $        67,257
Schering-Plough Corp.^                              14,463,045           241,967
Wyeth                                                7,308,135           278,221
                                                                 ---------------
TOTAL                                                                  1,221,440
                                                                 ---------------

ROAD & RAIL 1.82%
Canadian National
Railway(a)                                           1,734,660            65,518
CSX Corp.^                                           3,606,960           110,950
Union Pacific Corp.                                  2,194,180           129,303
                                                                 ---------------
TOTAL                                                                    305,771
                                                                 ---------------

SEMICONDUCTOR EQUIPMENT &
PRODUCTS 0.57%
Teradyne, Inc.*^                                     2,295,510            46,783
Texas Instruments, Inc.                              1,910,400            47,951
                                                                 ---------------
TOTAL                                                                     94,734
                                                                 ---------------

SPECIALTY RETAIL 1.42%
The Gap, Inc.^                                      10,803,435           237,784
                                                                 ---------------

TEXTILES & APPAREL 1.05%
NIKE, Inc. Class B^                                  2,445,185           175,931
                                                                 ---------------

TOTAL COMMON STOCKS
(Cost $13,843,003,988)                                                15,797,634
                                                                 ===============

CONVERTIBLE PREFERRED STOCKS 0.44%

INSURANCE 0.44%
Hartford Financial
Group, Inc.
7.0% 8/16/2006
(Cost $60,209,460)                                   1,200,000            73,188
                                                                 ===============

SHORT-TERM INVESTMENTS 7.77%

COLLATERAL FOR SECURITIES ON LOAN 2.24%
State Street Navigator
Securities
Lending Prime
Portfolio, 1.07%(c)                                    375,102           375,102
                                                                 ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
APRIL 30, 2004

                                                     PRINCIPAL
                                                        AMOUNT             VALUE
INVESTMENTS                                              (000)             (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT 5.53%
Repurchase Agreement
dated 4/30/2004,
1.00% due 5/3/2004
with State Street Bank
& Trust Co. collateralized
by $130,380,000 of
Federal Home Loan Bank
at 5.125% due 3/6/2006
and $175,340,000 of
Federal Home Loan
Mortgage Corp. from
5.625% to 6.25% due
from 7/15/2004 to
3/15/2011 and
$624,640,000 of
Federal National
Mortgage Assoc.
from zero coupon to
3.02% due from
7/1/2004 to 7/3/2018;
value: $945,562,425;
proceeds: $927,024,545                               $ 926,947   $       926,947
                                                                 ===============

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,302,049,594)                                                  1,302,049
                                                                 ===============

TOTAL INVESTMENTS
102.48% (Cost $15,205,263,042)                                   $    17,172,871
                                                                 ===============

   * Non-income producing security.
   ^ Security (or a portion of security) on loan. See Note 5.
 (a) Foreign security traded in U.S. dollars.
 (b) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). See Note 10.
 (c) Rate shown reflects 7 day yield as of April 30, 2004.
ADR- American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2004

ASSETS:
   Investment in unaffiliated issuers, at value (cost $15,169,549,543)   $   17,151,928,337
   Investment in affiliated issuer, at value (cost $35,713,499)                  20,943,051
   Receivables:
     Interest and dividends                                                      22,063,244
     Investment securities sold                                                   3,749,999
     Capital shares sold                                                         42,315,532
   Prepaid expenses and other assets                                                798,212
-------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                              17,241,798,375
-------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                    375,102,295
   Payables:
     Investment securities purchased                                             73,229,143
     Capital shares reacquired                                                   14,163,666
     Management fee                                                               4,723,631
     12b-1 distribution fees                                                      9,650,060
     Fund administration                                                            595,180
     Directors' fees                                                              3,674,413
     To affiliate                                                                   261,029
   Accrued expenses and other liabilities                                         2,909,638
===========================================================================================
   TOTAL LIABILITIES                                                            484,309,055
===========================================================================================
NET ASSETS                                                               $   16,757,489,320
===========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $   14,538,945,957
Undistributed net investment income                                              10,828,176
Accumulated net realized gain on investments                                    240,106,841
Net unrealized appreciation on investments                                    1,967,608,346
-------------------------------------------------------------------------------------------
NET ASSETS                                                               $   16,757,489,320
===========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $   13,070,065,329
Class B Shares                                                           $    1,375,417,860
Class C Shares                                                           $    1,308,328,154
Class P Shares                                                           $      256,656,658
Class Y Shares                                                           $      747,021,319

OUTSTANDING SHARES BY CLASS:
Class A Shares (1.6 billion shares of common stock authorized)                  965,802,795
Class B Shares (300 million shares of common stock authorized)                  101,444,770
Class C Shares (300 million shares of common stock authorized)                   96,648,084
Class P Shares (200 million shares of common stock authorized)                   18,994,293
Class Y Shares (100 million shares of common stock authorized)                   55,082,720

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (NET ASSETS
   DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $            13.53
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                          $            14.36
Class B Shares-Net asset value                                           $            13.56
Class C Shares-Net asset value                                           $            13.54
Class P Shares-Net asset value                                           $            13.51
Class Y Shares-Net asset value                                           $            13.56
===========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended April 30, 2004

INVESTMENT INCOME:
Dividends                                                     $     136,893,895
Interest                                                              4,472,807
Securities lending-net                                                  615,624
Foreign withholding tax                                                (773,481)
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             141,208,845
-------------------------------------------------------------------------------
EXPENSES:
Management fee                                                       24,834,429
12b-1 distribution plan-Class A                                      22,195,743
12b-1 distribution plan-Class B                                       6,780,757
12b-1 distribution plan-Class C                                       6,081,648
12b-1 distribution plan-Class P                                         506,221
Shareholder servicing                                                 8,962,107
Professional                                                             87,373
Reports to shareholders                                                 518,271
Fund administration                                                   3,247,578
Custody                                                                 250,573
Directors' fees                                                         152,265
Registration                                                             58,475
Subsidy (see Note 3)                                                    223,393
Other                                                                 1,138,978
-------------------------------------------------------------------------------
Gross expenses                                                       75,037,811
   Expense reductions                                                   (64,254)
-------------------------------------------------------------------------------
NET EXPENSES                                                         74,973,557
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                66,235,288
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in unaffiliated issuers            264,553,646
Net realized loss on investment in affiliated issuer                (17,127,239)
Net change in unrealized appreciation on investments                786,713,823
===============================================================================
NET REALIZED AND UNREALIZED GAIN                                  1,034,140,230
===============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   1,100,375,518
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE
                                                             SIX MONTHS ENDED
                                                               APRIL 30, 2004    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                            (UNAUDITED)      OCTOBER 31, 2003
OPERATIONS:
Net investment income                                      $       66,235,288    $      129,291,087
Net realized gain on investments                                  247,426,407           148,888,869
Net change in unrealized appreciation on investments              786,713,823         2,373,953,298
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            1,100,375,518         2,652,133,254
===================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                        (92,520,976)         (168,906,309)
   Class B                                                         (5,549,820)          (11,271,869)
   Class C                                                         (4,889,828)           (8,852,699)
   Class P                                                         (1,416,363)           (1,873,979)
   Class Y                                                         (5,851,340)           (8,151,250)
Net realized gain
   Class A                                                         (1,646,119)         (333,971,436)
   Class B                                                           (176,249)          (35,468,501)
   Class C                                                           (151,417)          (26,650,798)
   Class P                                                            (26,262)           (3,226,274)
   Class Y                                                            (84,562)          (10,642,638)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (112,312,936)         (609,015,753)
===================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                               2,213,478,590         2,490,553,771
Reinvestment of distributions                                      90,284,681           490,435,007
Cost of shares reacquired                                        (864,270,766)       (1,416,280,618)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                              1,439,492,505         1,564,708,160
===================================================================================================
NET INCREASE IN NET ASSETS                                      2,427,555,087         3,607,825,661
===================================================================================================
NET ASSETS:
Beginning of period                                            14,329,934,233        10,722,108,572
---------------------------------------------------------------------------------------------------
END OF PERIOD                                              $   16,757,489,320    $   14,329,934,233
===================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                        $       10,828,176    $       54,821,215
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 10/31
                                        4/30/2004        ----------------------------------------------------------
                                       (UNAUDITED)         2003        2002         2001         2000        1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE,
  BEGINNING OF PERIOD                  $     12.68       $  10.80    $  13.04     $  16.47     $  16.22    $  14.56
                                       ===========       ========    ========     ========     ========    ========
Investment operations
  Net investment income(a)                     .06            .13         .14          .19          .24         .21
  Net realized and
    unrealized gain (loss)                     .89           2.36       (1.59)       (1.99)        2.01        2.64
                                       -----------       --------    --------     --------     --------    --------
    Total from investment
      operations                               .95           2.49       (1.45)       (1.80)        2.25        2.85
                                       -----------       --------    --------     --------     --------    --------
Distributions to shareholders from:
  Net investment income                       (.10)          (.20)       (.22)        (.24)        (.24)       (.24)
  Net realized gain                              -(d)        (.41)       (.57)       (1.39)       (1.76)       (.95)
                                       -----------       --------    --------     --------     --------    --------
    Total distributions                       (.10)          (.61)       (.79)       (1.63)       (2.00)      (1.19)
                                       -----------       --------    --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD         $     13.53       $  12.68    $  10.80     $  13.04     $  16.47    $  16.22
                                       ===========       ========    ========     ========     ========    ========

Total Return(b)                               7.53%(c)      24.07%     (12.21)%     (11.98)%      15.12%      20.69%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                 .42%(c)        .84%        .85%         .79%         .79%        .74%
  Expenses, excluding expense
    reductions                                 .42%(c)        .84%        .85%         .80%         .80%        .74%
  Net investment income                        .45%(c)       1.17%       1.08%        1.28%        1.62%       1.36%

                                       SIX MONTHS
                                          ENDED                                     YEAR ENDED 10/31
                                        4/30/2004     ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2003            2002        2001                2000            1999
==================================================================================================================================
  Net assets, end of period (000)     $ 13,070,065    $ 11,322,151    $  8,744,220    $  9,363,248    $ 10,309,845    $  9,307,645
  Portfolio turnover rate                    15.43%          42.58%          59.88%          77.18%          52.27%          62.30%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 10/31
                                        4/30/2004        ----------------------------------------------------------
                                       (UNAUDITED)         2003        2002         2001         2000        1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $     12.70       $  10.81    $  13.06     $  16.49     $  16.23    $  14.56
                                       ===========       ========    ========     ========     ========    ========
Investment operations
  Net investment income(a)                     .02            .06         .06          .09          .14         .10
  Net realized and
    unrealized gain (loss)                     .90           2.36       (1.61)       (1.99)        2.02        2.65
                                       -----------       --------    --------     --------     --------    --------
    Total from investment
      operations                               .92           2.42       (1.55)       (1.90)        2.16        2.75
                                       -----------       --------    --------     --------     --------    --------
Distributions to shareholders from:
  Net investment income                       (.06)          (.12)       (.13)        (.14)        (.14)       (.13)
  Net realized gain                              -(d)        (.41)       (.57)       (1.39)       (1.76)       (.95)
                                       -----------       --------    --------     --------     --------    --------
    Total distributions                       (.06)          (.53)       (.70)       (1.53)       (1.90)      (1.08)
                                       -----------       --------    --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD         $     13.56       $  12.70    $  10.81     $  13.06     $  16.49    $  16.23
                                       ===========       ========    ========     ========     ========    ========

Total Return(b)                               7.24%(c)      23.29%     (12.85)%     (12.53)%      14.42%      19.87%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                 .75%(c)       1.50%       1.47%        1.42%        1.44%       1.43%
  Expenses, excluding expense
    reductions                                 .75%(c)       1.50%       1.47%        1.43%        1.45%       1.43%
  Net investment income                        .12%(c)        .51%        .46%         .62%         .94%        .66%

                                       SIX MONTHS
                                          ENDED                                     YEAR ENDED 10/31
                                        4/30/2004     ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2003            2002        2001                2000            1999
==================================================================================================================================
  Net assets, end of period (000)     $  1,375,418    $  1,235,238    $    928,421    $    904,004    $    713,161    $    524,974
  Portfolio turnover rate                    15.43%          42.58%          59.88%          77.18%          52.27%          62.30%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 10/31
                                        4/30/2004        ----------------------------------------------------------
                                       (UNAUDITED)         2003        2002         2001         2000        1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $     12.68       $  10.80    $  13.02     $  16.49     $  16.23    $  14.56
                                       ===========       ========    ========     ========     ========    ========
Investment operations
  Net investment income(a)                     .02            .06         .08          .05          .14         .10
  Net realized and
    unrealized gain (loss)                     .90           2.35       (1.59)       (1.99)        2.02        2.65
                                       -----------       --------    --------     --------     --------    --------
    Total from investment
      operations                               .92           2.41       (1.51)       (1.94)        2.16        2.75
                                       -----------       --------    --------     --------     --------    --------
Distributions to shareholders from:
  Net investment income                       (.06)          (.12)       (.14)        (.14)        (.14)       (.13)
  Net realized gain                              -(d)        (.41)       (.57)       (1.39)       (1.76)       (.95)
                                       -----------       --------    --------     --------     --------    --------
    Total distributions                       (.06)          (.53)       (.71)       (1.53)       (1.90)      (1.08)
                                       -----------       --------    --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD         $     13.54       $  12.68    $  10.80     $  13.02     $  16.49    $  16.23
                                       ===========       ========    ========     ========     ========    ========

Total Return(b)                               7.26%(c)      23.23%     (12.59)%     (12.79)%      14.48%      19.80%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                 .75%(c)       1.50%       1.32%        1.70%        1.44%       1.43%
  Expenses, excluding expense
    reductions                                 .75%(c)       1.50%       1.32%        1.71%        1.45%       1.43%
  Net investment income                        .12%(c)        .51%        .61%         .32%         .93%        .66%

                                       SIX MONTHS
                                          ENDED                                     YEAR ENDED 10/31
                                        4/30/2004     ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2003            2002        2001                2000            1999
==================================================================================================================================
  Net assets, end of period (000)     $  1,308,328    $  1,036,160    $    692,976    $    555,759    $    331,910    $    197,440
  Portfolio turnover rate                    15.43%          42.58%          59.88%          77.18%          52.27%          62.30%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 10/31
                                        4/30/2004        ----------------------------------------------------------
                                       (UNAUDITED)         2003        2002         2001         2000        1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $     12.66       $  10.78    $  13.02     $  16.45     $  16.19    $  14.53
                                       ===========       ========    ========     ========     ========    ========
Investment operations
  Net investment income(a)                     .05            .12         .12          .16          .22         .19
  Net realized and
    unrealized gain (loss)                     .89           2.36       (1.58)       (1.97)        2.02        2.63
                                       -----------       --------    --------     --------     --------    --------
    Total from investment
      operations                               .94           2.48       (1.46)       (1.81)        2.24        2.82
                                       -----------       --------    --------     --------     --------    --------
Distributions to shareholders from:
  Net investment income                       (.09)          (.19)       (.21)        (.23)        (.22)       (.21)
  Net realized gain                              -(d)        (.41)       (.57)       (1.39)       (1.76)       (.95)
                                       -----------       --------    --------     --------     --------    --------
    Total distributions                       (.09)          (.60)       (.78)       (1.62)       (1.98)      (1.16)
                                       -----------       --------    --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD         $     13.51       $  12.66    $  10.78     $  13.02     $  16.45    $  16.19
                                       ===========       ========    ========     ========     ========    ========

Total Return(b)                               7.48%(c)      24.01%     (12.31)%     (12.07)%      15.11%      20.51%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                 .47%(c)        .95%        .92%         .87%         .89%        .88%
  Expenses, excluding expense
    reductions                                 .47%(c)        .95%        .92%         .88%         .89%        .88%
  Net investment income                        .40%(c)       1.06%       1.01%        1.10%        1.30%       1.22%

                                       SIX MONTHS
                                          ENDED                                     YEAR ENDED 10/31
                                        4/30/2004     ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2003            2002        2001                2000            1999
==================================================================================================================================
  Net assets, end of period (000)     $    256,657    $    178,794    $     82,038    $     35,939    $     12,072    $      2,046
  Portfolio turnover rate                    15.43%          42.58%          59.88%          77.18%          52.27%          62.30%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                       SIX MONTHS
                                          ENDED                               YEAR ENDED 10/31
                                        4/30/2004        ----------------------------------------------------------
                                       (UNAUDITED)         2003        2002         2001         2000        1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                  $     12.70       $  10.82    $  13.07     $  16.50     $  16.25    $  14.57
                                       ===========       ========    ========     ========     ========    ========
Investment operations
  Net investment income(a)                     .09            .17         .18          .22          .30         .26
  Net realized and
    unrealized gain (loss)                     .89           2.36       (1.59)       (1.97)        2.01        2.65
                                       -----------       --------    --------     --------     --------    --------
    Total from investment
      operations                               .98           2.53       (1.41)       (1.75)        2.31        2.91
                                       -----------       --------    --------     --------     --------    --------
Distributions to shareholders from:
  Net investment income                       (.12)          (.24)       (.27)        (.29)        (.30)       (.28)
  Net realized gain                              -(d)        (.41)       (.57)       (1.39)       (1.76)       (.95)
                                       -----------       --------    --------     --------     --------    --------
    Total distributions                       (.12)          (.65)       (.84)       (1.68)       (2.06)      (1.23)
                                       -----------       --------    --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD         $     13.56       $  12.70    $  10.82     $  13.07     $  16.50    $  16.25
                                       ===========       ========    ========     ========     ========    ========

Total Return(b)                               7.77%(c)      24.51%     (11.96)%     (11.64)%      15.52%      21.15%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                 .24%(c)        .50%        .47%         .42%         .44%        .43%
  Expenses, excluding expense
    reductions                                 .24%(c)        .50%        .47%         .43%         .46%        .43%
  Net investment income                        .63%(c)       1.51%       1.46%        1.53%        1.96%       1.67%

                                       SIX MONTHS
                                          ENDED                                     YEAR ENDED 10/31
                                        4/30/2004     ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:                     (UNAUDITED)        2003            2002        2001                2000            1999
==================================================================================================================================
  Net assets, end of period (000)     $    747,021    $    557,591    $    274,454    $    215,165    $     57,505    $     48,649
  Portfolio turnover rate                    15.43%          42.58%          59.88%          77.18%          52.27%          62.30%
==================================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

----------------------------------
First $200 million            .50%
Next  $300 million            .40%
Next  $200 million           .375%
Next  $200 million            .35%
Over  $900 million            .30%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett.

The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                  CLASS A        CLASS B       CLASS C         CLASS P
--------------------------------------------------------------------------
Service                  .25%(1)        .25%          .25%            .20%
Distribution             .10%(2)        .75%          .75%            .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

(2) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $13,204 of CDSCs for the six months ended April 30, 2004.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2004:

DISTRIBUTOR COMMISSIONS    DEALERS' CONCESSIONS
-----------------------------------------------
          $   4,500,953          $   24,923,062

One Director and certain of the Fund's officers have an interest in Lord Abbett.

The Fund and certain other funds managed by Lord Abbett (the "Underlying Funds") have entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust ("Balanced Series") pursuant to which each Underlying Fund pays a portion of the expenses of Balanced Series in proportion to the average daily value of Underlying Fund shares owned by Balanced Series.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended April 30, 2004 and the fiscal year ended October 31, 2003 are as follows:

                                        4/30/2004
                                      (UNAUDITED)           10/31/2003
----------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                $   110,228,327    $     200,136,442
   Net long term capital gains          2,084,609          408,879,311
----------------------------------------------------------------------
Total taxable distributions       $   112,312,936    $     609,015,753
======================================================================

As of April 30, 2004, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax cost                                             $  15,212,520,164
----------------------------------------------------------------------
Gross unrealized gain                                    2,440,938,422
Gross unrealized loss                                     (480,587,198)
----------------------------------------------------------------------
   Net unrealized security gain                      $   1,960,351,224
======================================================================


The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of April 30, 2004, the value of securities loaned for the Fund is $363,958,060. These loans are collateralized by cash of $375,102,295, which is invested in a restricted money market account, and U.S. Treasury securities with a value of $214,625 for a total of $375,316,920. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $263,839 for the six months ended April 30, 2004, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended April 30, 2004 are as follows:

PURCHASES                                 SALES
-----------------------------------------------
$   3,678,447,100             $   2,368,101,170

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2004.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .09%. At April 30, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months then ended.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED ISSUER

An affiliated issuer is one in which the Fund had ownership of at least 5% of the voting securities at any time during the period. The Fund had the following transactions with an affiliated issuer during the six months ended April 30, 2004:

                           BALANCE OF                                BALANCE OF                   NET REALIZED LOSS
                          SHARES HELD       GROSS         GROSS     SHARES HELD    VALUE AT            PERIOD ENDED
AFFILIATE               AT 10/31/2003   PURCHASES         SALES    AT 4/30/2004   4/30/2004               4/30/2004
-------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.       5,945,625   1,240,300   (3,818,875)    3,367,050      $  20,943,051   $    (17,127,239)

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

12. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 2.5 billion shares of $.001 par value capital stock designated as follows: 1.6 billion Class A shares, 300 million Class B shares, 300 million Class C shares, 200 million Class P shares and 100 million Class Y shares.

                                                    SIX MONTHS ENDED                            YEAR ENDED
                                          APRIL 30, 2004 (UNAUDITED)                      OCTOBER 31, 2003
----------------------------------------------------------------------------------------------------------
CLASS A SHARES                             SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------
SHARES SOLD                           116,158,877   $  1,556,375,398        144,313,946   $  1,632,410,156
REINVESTMENT OF DISTRIBUTIONS           5,794,338         76,120,042         37,706,619        411,354,108
SHARES REAQUIRED                      (49,291,455)      (665,829,238)       (98,730,342)    (1,088,894,839)
----------------------------------------------------------------------------------------------------------
INCREASE                               72,661,760   $    966,666,202         83,290,223   $    954,869,425
----------------------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------------------
SHARES SOLD                             9,502,545   $    128,786,624         20,461,545   $    230,700,867
REINVESTMENT OF DISTRIBUTIONS             351,694          4,621,750          3,431,912         37,502,812
SHARES REAQUIRED                       (5,670,957)       (77,034,361)       (12,491,500)      (137,525,209)
----------------------------------------------------------------------------------------------------------
INCREASE                                4,183,282   $     56,374,013         11,401,957   $    130,678,470
----------------------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------------------
SHARES SOLD                            20,508,021   $    277,386,148         27,433,164   $    311,216,548
REINVESTMENT OF DISTRIBUTIONS             216,610          2,843,665          1,896,726         20,699,243
SHARES REAQUIRED                       (5,793,058)       (78,474,033)       (11,792,406)      (130,952,342)
----------------------------------------------------------------------------------------------------------
INCREASE                               14,931,573   $    201,755,780         17,537,484   $    200,963,449
----------------------------------------------------------------------------------------------------------

CLASS P SHARES
----------------------------------------------------------------------------------------------------------
SHARES SOLD                             6,356,732   $     85,952,747          8,924,945   $    101,342,808
REINVESTMENT OF DISTRIBUTIONS              59,801            785,906            201,112          2,204,293
SHARES REAQUIRED                       (1,549,218)       (20,922,436)        (2,607,134)       (28,911,513)
----------------------------------------------------------------------------------------------------------
INCREASE                                4,867,315   $     65,816,217          6,518,923   $     74,635,588
----------------------------------------------------------------------------------------------------------

CLASS Y SHARES
----------------------------------------------------------------------------------------------------------
SHARES SOLD                            12,367,563   $    164,977,673         19,580,241   $    214,883,392
REINVESTMENT OF DISTRIBUTIONS             448,839          5,913,318          1,701,205         18,674,551
SHARES REAQUIRED                       (1,634,166)       (22,010,698)        (2,738,625)       (29,996,715)
----------------------------------------------------------------------------------------------------------
INCREASE                               11,182,236   $    148,880,293         18,542,821   $    203,561,228
----------------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Forms N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LORD ABBETT [LORD ABBETT LOGO]


 This report when not used for the
general information of shareholders
  of the Fund is to be distributed
only if preceded or accompanied by
     a current Fund prospectus.       LORD ABBETT  AFFILIATED FUND, INC.

 Lord Abbett Mutual Fund shares are
          distributed by:                                             LAA-3-4/04
    LORD ABBETT DISTRIBUTOR LLC                                           (6/04)
  90 Hudson Street - Jersey City,
       New Jersey 07302-3973

ITEM 2:         CODE OF ETHICS.
                Not applicable

ITEM 3:         AUDIT COMMITTEE FINANCIAL EXPERT.
                Not applicable.

ITEM 4-8:       [RESERVED]

ITEM 9:         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
                Not Applicable.

ITEM 10:        CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of June 21, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

         (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:        EXHIBITS.

ITEM 11(a):     NOT APPLICABLE.

ITEM 11(b):
           (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

           (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                    SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      Lord Abbett Affiliated Fund, Inc.


                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date:  June 21, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      Lord Abbett Affiliated Fund, Inc.


                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date:  June 21, 2004